Trade and other receivables (Details Narrative)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
Deposits	$ 5,362,632	$ 6,820,731	$ 90,252
Custodian Services [Member]
IfrsStatementLineItems [Line Items]
Deposits	$ 1,683,776	$ 2,300,375